COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES

	March 31,	December 31,
	2024	2023

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,133,152)	(1,003,547)
Net balance	$1,442,884	$1,572,489

Lease liability, current portion	$513,869	$510,034
Lease liability, long-term	891,415	1,021,330
Total operating lease liabilities	$1,405,284	$1,531,364

	For the Year Ended
	December 31,
	2023	2022

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,003,547)	(494,468)
Net balance	$1,572,489	$2,081,568

Lease liability, current portion	$510,034	$494,979
Lease liability, long-term	1,021,330	1,531,364
Total operating lease liabilities	$1,531,364	$2,026,343

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

As of March 31, 2024, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2024 (nine months)	$411,750
2025	549,000
2026	503,250
Total future minimum lease payments	1,464,000
Less imputed interest	(58,716)
Maturities of lease liabilities	$1,405,284

As of December 31, 2023, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2024	549,000
2025	549,000
2026	503,250
Total future minimum lease payments	1,601,250
Less imputed interest	(69,886)
Maturities of lease liabilities	$1,531,364